united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

		Fair
Shares		Value
COMMON STOCK - 97.7%
Airlines - 1.3%
30,000	Southwest Airlines Co.	$1,735,200

Auto Manufacturers - 1.6%
6,000	Tesla Motors, Inc. *	2,058,360

Banks - 12.4%
100,385	Bank of America Corp.	3,222,359
25,000	BB&T Corp.	1,358,750
20,000	Capital One Financial Corp.	1,958,600
15,000	Citigroup, Inc.	1,132,350
9,000	Goldman Sachs Group, Inc.	2,366,370
22,000	JPMorgan Chase & Co.	2,541,000
50,000	Morgan Stanley	2,801,000
14,800	US BanCorp.	804,528
		16,184,957
Beverages - 2.9%
34,000	Monster Beverage Corp. *	2,154,580
14,200	PepsiCo, Inc.	1,558,166
		3,712,746
Biotechnology - 3.6%
12,500	Amgen, Inc.	2,297,125
5,000	Biogen, Inc. *	1,444,950
11,000	Celgene Corp. *	958,320
		4,700,395
Building Materials - 2.4%
55,000	Masco Corp.	2,261,600
7,500	Vulcan Materials Co.	882,975
		3,144,575
Chemicals - 1.9%
3,000	International Flavors & Fragrances, Inc.	423,750
3,300	Praxair, Inc.	494,175
4,000	Sherwin-Williams Co.	1,606,320
		2,524,245
Commercial Services - 0.4%
3,900	Ecolab, Inc.	508,755

Computers - 4.9%
35,500	Apple, Inc.	6,323,260

Cosmetics/Personal Care - 0.9%
15,500	Procter & Gamble Co.	1,217,060

Diversified Financial Services - 8.2%
3,570	BlackRock, Inc.	1,961,465
23,650	Intercontinental Exchange, Inc.	1,728,342
56,600	Visa, Inc.	6,958,404
		10,648,211
		Fair
Shares		Value

Electronics - 1.2%
10,000	Honeywell International, Inc.	$1,511,100

Energy-Alternate Sources - 0.2%
5,000	First Solar, Inc.	314,250

Food - 0.5%
10,000	Kraft Heinz Co.	670,500

Healthcare-Products - 1.4%
11,000	Stryker Corp.	1,783,760

Healthcare-Services - 2.2%
12,500	UnitedHealth Group, Inc.	2,827,000

Insurance - 1.6%
10,000	Berkshire Hathaway, Inc. *	2,072,000

Internet - 21.1%
4,000	Alphabet, Inc. - Class A *	4,415,680
6,000	Amazon.com, Inc. *	9,074,700
34,500	Facebook, Inc. *	6,152,040
30,000	GrubHub, Inc. *	2,982,300
13,000	Netflix, Inc. *	3,787,940
30,000	Twitter, Inc. *	955,800
		27,368,460
Machinery-Diversified - 2.0%
8,000	Cummins, Inc.	1,345,360
7,500	Deere & Co.	1,206,525
		2,551,885
Miscellaneous Manufacturing - 0.4%
2,200	3M Co.	518,122

Oil & Gas - 3.6%
12,500	Chevron Corp.	1,399,000
4,500	EOG Resources. Inc.	456,390
14,000	Exxon Mobil Corp.	1,060,360
20,000	Phillips 66	1,807,400
		4,723,150
Oil & Gas Services - 0.4%
7,650	Schlumberger Ltd	502,146

Pharmaceuticals - 7.3%
10,000	AbbVie, Inc	1,158,300
20,000	AmerisourceBergen Corp.	1,903,200
16,000	CVS Health Corp.	1,083,680
15,000	Johnson & Johnson	1,948,200
27,900	Merck & Co., Inc.	1,512,738
52,000	Pfizer, Inc.	1,888,120
		9,494,238

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

		Fair
Shares		Value
COMMON STOCK - 97.7% (Continued)
Retail - 6.0%
15,000	Domino’s Pizza, Inc.	$3,336,150
5,000	Home Depot, Inc.	911,350
10,000	McDonald’s Corp.	1,577,400
22,500	Wal-Mart Stores, Inc.	2,025,225
		7,850,125
Semiconductors - 0.9%
5,000	NVIDIA Corp.	1,210,000

Software - 6.0%
18,000	Activision Blizzard, Inc.	1,316,340
36,500	Microsoft Corp.	3,422,605
26,000	salesforce.com, Inc. *	3,022,500
		7,761,445
		Fair
Shares		Value
Transportation - 2.4%
9,000	FedEx Corp.	$2,217,690
9,000	United Parcel Service, Inc.	939,690
		3,157,380

TOTAL COMMON STOCK (Cost - $58,490,680)		127,073,325

MONEY MARKET FUND - 2.2%
2,839,479	BlackRock Liquidity Funds Treasury
	Trust Fund - Institutional Shares, 1.31% (a)	2,839,479
TOTAL MONEY MARKET FUND		2,839,479
(Cost - $2,839,479)

TOTAL INVESTMENTS - 99.9%
(Cost - $61,330,159) (b)		$129,912,804
Other assets less liabilities - 0.1%		98,563
TOTAL NET ASSETS - 100.0%		$130,011,367

*	Non-income producing security.

(a)	Money market fund; interest rate reflects seven-day effective yield on February 28, 2018.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $61,330,159 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$69,055,886
Unrealized Depreciation:	(473,241)
Net Unrealized Appreciation	$68,582,645

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Principal		Fair
Amount		Value
CORPORATE BONDS - 53.5%
Aerospace / Defense - 1.7%
	Boeing Co.
$250,000	2.25%, due 6/15/2026	$230,915
	General Dynamics Corp.
500,000	2.25%, due 11/15/2022	482,748
	Lockheed Martin Corp.
500,000	3.35%, due 9/15/2021	506,962
		1,220,625
Banks - 16.9%
	Bank of America Corp.
1,000,000	4.00%, due 1/22/2025	1,005,218
500,000	4.183%, due 11/25/2027	500,755
	Bank of NY Mellon Corp.
1,000,000	3.25%, due 5/16/2027	971,308
	CitiGroup, Inc.
500,000	4.45%, due 9/29/2027	510,857
	Goldman Sachs Group, Inc.
500,000	3.625%, due 1/22/2023	504,398
500,000	3.85%, due 1/26/2027	493,632
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	1,006,499
1,000,000	3.125%, due 1/23/2025	972,008
500,000	3.30%, due 4/1/2026	485,405
	Morgan Stanley
500,000	5.50%, due 7/28/2021	981,372
1,000,000	3.625%, due 1/20/2027	536,642
500,000	3.95%, due 4/23/2027	492,599
	US BanCorp.
500,000	3.60%, due 9/11/2024	505,982
500,000	3.10%, due 4/27/2026	478,269
	Wells Fargo & Co.
2,000,000	3.45%, due 2/13/2023	1,987,951
1,000,000	3.00%, due 2/19/2025	960,259
		12,393,154
Beverages - 0.6%
	Coca-Cola Co.
500,000	2.55%, due 6/1/2026	473,674

Chemicals - 2.0%
	Air Products & Chemicals, Inc.
500,000	3.00%, due 11/3/2021	500,467
500,000	2.75%, due 2/3/2023	492,354
	Praxair, Inc.
500,000	2.45%, due 2/15/2022	491,202
		1,484,023
Computers - 1.3%
	Apple, Inc.
1,000,000	2.90%, due 9/12/2027	947,356
Principal		Fair
Amount		Value
Electric - 4.4%
	Duke Energy Corp.
$1,000,000	3.55%, due 9/15/2021	$1,015,099
	Duke Energy Florida LLC
250,000	3.10%, due 8/15/2021	250,919
	Georgia Power Co.
2,000,000	3.25%, due 3/30/2027	1,944,156
		3,210,174
Food - 0.7%
	Kroger Co.
500,000	3.30%, due 1/15/2021	503,315

Healthcare-Services - 0.4%
	UnitedHealth Group, Inc.
250,000	4.70%, due 2/15/2021	262,288

Household Products/Wares - 0.7%
	Kimberly-Clark Corp.
500,000	2.40%, due 3/1/2022	488,542

Insurance - 3.4%
	Aflac, Inc.
1,000,000	4.00%, due 2/15/2022	1,032,616
	American International Group, Inc.
1,000,000	3.90%, due 4/1/2026	996,624
	MetLife, Inc.
500,000	3.00%, due 3/1/2025	484,200
		2,513,440
Media - 0.4%
	Walt Disney Co.
300,000	3.15%, due 9/17/2025	297,117

Oil & Gas - 4.7%
	BP Capital Markets PLC
1,000,000	2.75%, due 5/10/2023	978,283
1,000,000	3.535%, due 11/4/2024	1,005,799
500,000	3.017%, due 1/16/2027	477,161
	Occidental Petroleum Corp.
1,000,000	3.40%, due 4/15/2026	987,007
		3,448,250
Pharmaceuticals - 1.7%
	Merck & Co., Inc.
1,000,000	2.80%, due 5/18/2023	989,964
	Pfizer, Inc.
250,000	2.75%, due 6/3/2026	238,635
		1,228,599
REIT - 0.7%
	Simon Property Group LP
500,000	3.375%, due 6/15/2027	485,974

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

Principal		Fair
Amount		Value
CORPORATE BONDS - 53.5% (Continued)
Retail - 2.3%
	Lowe’s Cos., Inc.
$1,000,000	3.10%, due 5/3/2027	$957,940
	McDonald’s Corp.
500,000	2.625%, due 1/15/2022	492,272
	Target Corp.
250,000	2.50%, due 4/15/2026	232,236
		1,682,448
Software - 2.1%
	Oracle Corp.
1,000,000	3.625%, due 7/15/2023	1,022,541
500,000	3.40%, due 7/8/2024	501,515
		1,524,056
Telecommunications - 8.5%
	AT&T, Inc.
1,800,000	3.00%, due 2/15/2022	1,780,049
1,000,000	3.60%, due 2/17/2023	1,003,199
	Cisco Systems, Inc.
1,000,000	3.50%, due 6/15/2025	1,016,304
	Verizon Communications, Inc.
500,000	4.60%, due 4/1/2021	523,190
1,000,000	5.15%, due 9/15/2023	1,084,563
500,000	4.15%, due 3/15/2024	515,454
	Vodafone Group PLC
250,000	4.375%, due 3/16/2021	259,744
		6,182,503
Transportation - 1.0%
	Union Pacific Corp.
500,000	2.75%, due 4/15/2023	493,667
	United Parcel Service, Inc.
250,000	3.125%, due 1/15/2021	252,791
		746,458
TOTAL CORPORATE BONDS
(Cost - $40,052,720)		39,091,996
Principal		Fair
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.4%
Government Agencies - 37.6%
	Federal Farm Credit Bank
$2,000,000	2.35%, due 8/14/2024	$1,941,454
750,000	2.62%, due 11/17/2025	732,191
500,000	2.57%, due 5/11/2026	470,168
2,000,000	2.60%, due 5/26/2026	1,882,435
1,500,000	2.09%, due 9/8/2026	1,374,003
500,000	2.59%, due 8/2/2027	476,777
1,000,000	2.875%, due 1/18/2028	977,456
	Federal Home Loan Bank
500,000	2.875%, due 9/11/2020	507,381
1,000,000	3.125%, due 12/11/2020	1,018,745
1,000,000	2.375%, due 9/10/2021	497,212
500,000	3.00%, due 9/10/2021	508,307
500,000	2.625%, due 12/10/2021	1,002,894
500,000	2.375%, due 6/10/2022	495,587
1,000,000	2.00%, due 9/9/2022	975,833
3,000,000	2.50%, due 12/9/2022	2,971,287
1,000,000	2.795%, due 10/17/2023	1,002,482
1,000,000	2.25%, due 12/8/2023	975,746
2,000,000	2.75%, 12/13/2024	1,983,848
1,000,000	2.625%, 9/12/2025	973,000
1,000,000	2.60%, due 12/4/2025	965,053
500,000	2.70%, due 12/29/2025	485,690
500,000	2.375%, due 9/10/2027	467,837
	Federal Home Loan Mortgage Corp.
1,000,000	2.00%, due 12/10/2021	978,994
	Federal National Mortgage Association
2,000,000	2.625%, due 9/6/2024	1,970,187
2,000,000	2.125%, due 4/24/2026	1,876,868
(Cost - $28,700,374)		27,511,435
U.S. Government Securities - 4.8%
	U.S. Treasury Inflation Protected Security
3,500,000	0.125%, due 4/15/2022	3,492,705
(Cost - $3,508,779)
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $32,209,153)		31,004,140

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

		Fair
Shares		Value
MONEY MARKET FUND - 3.4%
	BlackRock Liquidity Funds Treasury
2,465,834	Trust Fund - Institutional Shares, 1.31% (a)	$2,465,834
TOTAL MONEY MARKET FUND (Cost - $2,465,834)
Fair
Value
TOTAL INVESTMENTS - 99.3%
(Cost - $74,727,707) (b)	$72,561,970
Other assets less liabilities - 0.7%	525,614
TOTAL NET ASSETS - 100.0%	$73,087,584

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	Money market fund; interest rate reflects seven-day effective yield on February 28, 2018.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,727,707 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$28,945
Unrealized Depreciation:	(2,194,682)
Net Unrealized Depreciation	$(2,165,737)

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2018 for the Funds’ assets measured at fair value:

North Country Equity Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$127,073,325	$—	$—	$127,073,325
Money Market Fund	2,839,479	—	—	2,839,479
Total	$129,912,804	$—	$—	$129,912,804

The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$39,091,996	$—	$39,091,996
U.S. Government Agency Obligations	—	31,004,140	—	31,004,140
Money Market Fund	2,465,834	—	—	2,465,834
Total	$2,465,834	$70,096,136	$—	$72,561,970

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the period.

It is the Funds’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/30/2018

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 4/30/18